Impairment, Restructuring Charges and Other Related Closure Costs (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2009 ST-Ericsson Cost Savings Plan [Member]	Dec. 31, 2011 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2010 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 ST-Ericsson Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Dec. 31, 2010 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Manufacturing Restructuring Plan [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]	Dec. 31, 2010 Other Restructuring Initiatives [Member]	Dec. 31, 2011 Other Restructuring Initiatives [Member]
Changes to the restructuring provisions recorded on the consolidated balance sheet
Provision for beginning balance at December 31	$ 136	$ 194	$ 53	$ 0	$ 19	$ 0	$ 60	$ 83	$ 17	$ 57	$ 58	$ 4	$ 19	$ 53	$ 13
Charges incurred	75	100		26			7	67		35	26		7	7
Adjustments for unused provisions	(4)	(7)					(1)	(3)		(1)			(2)	(4)
Amounts paid	(154)	(142)		(6)			(50)	(81)		(87)	(27)		(11)	(34)
Currency translation effect		$ (9)		$ (1)			$ 1	$ (6)						$ (3)